UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09837

Investment Company Act File Number

Tax-Managed Multi-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.5%(1)

Security	Shares	Value
Aerospace & Defense — 1.4%
Precision Castparts Corp.	7,300	$1,338,820

		$1,338,820

Beverages — 2.8%
Anheuser-Busch InBev NV ADR	16,300	$1,444,180
Beam, Inc.	19,800	1,214,532

		$2,658,712

Biotechnology — 4.4%
Biogen Idec, Inc.(2)	7,500	$1,170,600
Celgene Corp.(2)	9,800	969,808
Gilead Sciences, Inc.(2)	38,400	1,514,880
Vertex Pharmaceuticals, Inc.(2)	13,500	604,530

		$4,259,818

Building Products — 1.3%
Fortune Brands Home & Security, Inc.(2)	39,200	$1,283,408

		$1,283,408

Capital Markets — 0.9%
T. Rowe Price Group, Inc.	12,000	$857,400

		$857,400

Chemicals — 5.4%
Celanese Corp., Series A	24,000	$1,125,120
Cytec Industries, Inc.	15,900	1,165,470
Monsanto Co.	17,400	1,763,490
Praxair, Inc.	9,900	1,092,663

		$5,146,743

Commercial Banks — 3.4%
Capital Bank Financial Corp., Class A(2)	30,000	$464,100
First Republic Bank	28,600	1,020,734
Toronto-Dominion Bank (The)	10,000	835,400
Wells Fargo & Co.	26,600	926,478

		$3,246,712

Commercial Services & Supplies — 1.2%
Waste Connections, Inc.	31,850	$1,147,237

		$1,147,237

Communications Equipment — 1.9%
Acme Packet, Inc.(2)	33,600	$812,112
QUALCOMM, Inc.	15,500	1,023,465

		$1,835,577

Computers & Peripherals — 7.3%
Apple, Inc.	11,000	$5,008,410
EMC Corp.(2)	79,800	1,963,878

		$6,972,288

Security	Shares	Value
Distributors — 1.4%
LKQ Corp.(2)	61,500	$1,376,985

		$1,376,985

Diversified Financial Services — 1.0%
Citigroup, Inc.	21,900	$923,304

		$923,304

Electrical Equipment — 1.3%
AMETEK, Inc.	31,600	$1,295,284

		$1,295,284

Electronic Equipment, Instruments & Components — 1.3%
InvenSense, Inc.(2)	86,500	$1,262,900

		$1,262,900

Energy Equipment & Services — 1.9%
Halliburton Co.	19,700	$801,396
Rowan Cos., PLC(2)	29,000	999,920

		$1,801,316

Food & Staples Retailing — 0.4%
Whole Foods Market, Inc.	4,200	$404,250

		$404,250

Food Products — 2.7%
Hershey Co. (The)	15,800	$1,255,310
Mondelez International, Inc., Class A	48,300	1,342,257

		$2,597,567

Health Care Equipment & Supplies — 2.1%
Analogic Corp.	10,400	$792,376
Stryker Corp.	19,300	1,209,145

		$2,001,521

Health Care Providers & Services — 2.6%
Brookdale Senior Living, Inc.(2)	20,100	$542,901
Catamaran Corp.(2)	15,638	811,456
MEDNAX, Inc.(2)	12,900	1,103,724

		$2,458,081

Household Products — 0.8%
Colgate-Palmolive Co.	7,100	$762,327

		$762,327

Industrial Conglomerates — 1.1%
Danaher Corp.	17,600	$1,054,768

		$1,054,768

Internet & Catalog Retail — 4.4%
Amazon.com, Inc.(2)	9,000	$2,389,500
priceline.com, Inc.(2)	1,800	1,233,846
Shutterfly, Inc.(2)	16,900	559,052

		$4,182,398

Security	Shares	Value
Internet Software & Services — 9.1%
Equinix, Inc.(2)	4,000	$861,720
Facebook, Inc., Class A(2)	43,100	1,334,807
Google, Inc., Class A(2)	4,400	3,325,036
LinkedIn Corp., Class A(2)	7,400	916,046
Rackspace Hosting, Inc.(2)	20,807	1,567,807
VeriSign, Inc.(2)	16,800	729,288

		$8,734,704

IT Services — 3.9%
Accenture PLC, Class A	19,100	$1,373,099
Cognizant Technology Solutions Corp., Class A(2)	10,500	820,890
Teradata Corp.(2)	16,000	1,066,560
Visa, Inc., Class A	3,100	489,521

		$3,750,070

Leisure Equipment & Products — 0.9%
Polaris Industries, Inc.	9,800	$853,482

		$853,482

Machinery — 1.6%
Colfax Corp.(2)	20,700	$923,427
Stanley Black & Decker, Inc.	8,500	653,055

		$1,576,482

Media — 1.8%
Walt Disney Co. (The)	32,100	$1,729,548

		$1,729,548

Multiline Retail — 1.2%
Dollar General Corp.(2)	25,805	$1,192,707

		$1,192,707

Oil, Gas & Consumable Fuels — 5.1%
Alpha Natural Resources, Inc.(2)	54,600	$483,756
Concho Resources, Inc.(2)	12,900	1,176,738
EOG Resources, Inc.	13,100	1,637,238
Range Resources Corp.	16,100	1,081,437
Tesoro Corp.	10,900	530,721

		$4,909,890

Pharmaceuticals — 3.8%
Allergan, Inc.	13,700	$1,438,637
Perrigo Co.	10,100	1,015,151
Roche Holding AG ADR	13,600	754,528
Zoetis, Inc.(2)	18,800	488,800

		$3,697,116

Real Estate Investment Trusts (REITs) — 1.0%
Public Storage, Inc.	6,400	$985,152

		$985,152

Security	Shares	Value
Road & Rail — 2.7%
J.B. Hunt Transport Services, Inc.	16,400	$1,103,228
Kansas City Southern	15,832	1,474,118

		$2,577,346

Semiconductors & Semiconductor Equipment — 2.6%
Cirrus Logic, Inc.(2)	52,600	$1,484,898
Cypress Semiconductor Corp.(2)	48,800	501,176
Monolithic Power Systems, Inc.	20,900	486,970

		$2,473,044

Software — 3.0%
Infoblox, Inc.(2)	41,543	$783,085
Salesforce.com, Inc.(2)	4,400	757,372
Splunk, Inc.(2)	19,004	626,372
VMware, Inc., Class A(2)	9,100	695,968

		$2,862,797

Specialty Retail — 6.1%
Home Depot, Inc. (The)	18,900	$1,264,788
Ross Stores, Inc.	20,200	1,205,940
Sally Beauty Holdings, Inc.(2)	25,500	676,770
Tractor Supply Co.	18,700	1,938,629
Ulta Salon, Cosmetics & Fragrance, Inc.	8,300	811,906

		$5,898,033

Textiles, Apparel & Luxury Goods — 0.6%
lululemon athletica, inc.(2)	8,000	$552,000

		$552,000

Thrifts & Mortgage Finance — 0.7%
ViewPoint Financial Group, Inc.	33,100	$700,065

		$700,065

Trading Companies & Distributors — 2.4%
United Rentals, Inc.(2)	13,400	$678,308
W.W. Grainger, Inc.	7,600	1,655,432

		$2,333,740

Total Common Stocks (identified cost $76,825,841)		$93,693,592

Short-Term Investments — 3.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(3)	$3,177	$3,177,289

Total Short-Term Investments (identified cost $3,177,289)		$3,177,289

Total Investments — 100.8% (identified cost $80,003,130)		$96,870,881

Covered Call Options Written — (0.1)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Accenture PLC, Class A	28	$72.50	2/16/13	$(1,540)
Allergan, Inc.	14	110.00	2/16/13	(630)
Beam, Inc.	20	62.50	2/16/13	(1,550)
Biogen Idec, Inc.	8	150.00	2/16/13	(5,480)
Catamaran Corp.	16	55.00	2/16/13	(320)
Celanese Corp., Series A	24	50.00	2/16/13	(120)
EOG Resources, Inc.	13	130.00	2/16/13	(1,807)
J.B. Hunt Transport Services, Inc.	16	65.00	2/16/13	(4,280)
Kansas City Southern	16	90.00	2/16/13	(6,080)
Polaris Industries, Inc.	10	90.00	2/16/13	(700)
Tractor Supply Co.	19	95.00	2/16/13	(16,530)
United Rentals, Inc.	8	50.00	2/16/13	(1,360)
Visa, Inc., Class A	16	165.00	2/16/13	(1,024)
W.W. Grainger, Inc.	8	210.00	2/16/13	(6,720)

Total Covered Call Options Written (premiums received $28,916)				$(48,141)

Other Assets, Less Liabilities — (0.7)%				$(687,666)

Net Assets — 100.0%				$96,135,074

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at January 31, 2013 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $458.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$80,030,893

Gross unrealized appreciation	$17,319,508
Gross unrealized depreciation	(479,520)

Net unrealized appreciation	$16,839,988

Written options activity for the fiscal year to date ended January 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	235	$28,504
Options written	558	63,955
Options terminated in closing purchase transactions	(15)	(3,289)
Options exercised	(85)	(10,799)
Options expired	(477)	(49,455)

Outstanding, end of period	216	$28,916

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into option transactions or a combination of option transactions on individual securities that it holds to generate premium income and/or to seek to reduce the Portfolio’s exposure to a decline in the stock price.

At January 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $48,141.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$93,693,592 *	$—	$—	$93,693,592
Short-Term Investments	—	3,177,289	—	3,177,289
Total Investments	$93,693,592	$3,177,289	$—	$96,870,881

Liability Description
Covered Call Options Written	$(48,141)	$—	$—	$(48,141)
Total	$(48,141)	$—	$—	$(48,141)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 25, 2013